Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2015	2016	2017

Cayman Islands	489	894	2,045
U.S.	5,921	9,840	80,008
PRC	1,642	1,338	11,341
BVI	-	-	2,498
Australia	-	473	496

Net loss before income taxes	8,052	12,545	96,388

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2015	2016	2017

Net loss before income taxes	8,052	12,545	96,388

Expected income tax benefit	2,818	4,391	33,736
Tax rate differential	297	581	5,796
Non-deductible expenses	(351)	(152)	(25,299)
Deemed disposal gain*	-	-	(10,506)
Impact of U.S. statutory tax rate change	-	-	(2,943)
Non-taxable income	-	-	227
Others	28	(63)	74
Change in valuation allowance	(2,792)	(4,757)	(1,085)

Total income tax benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2017

Deferred tax assets:
Net operating loss carryforward	8,317	7,244
Intangible asset	428	329
Deferral of tax deduction of R&D expense	409	1,239
Share based compensation	-	1,427
Less: valuation allowance	(9,154)	(10,239)

Net deferred tax assets	-	-